RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Related Party Transaction
Exploration and evaluation expenditures	$ 254,242	$ 102,500
Management and directors fees	1,987,584	2,365,816
Share-based compensation	6,662,194	5,921,090
Total related party transactions	$ 8,904,020	$ 8,389,406